Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair value measurement	Fair value measurement
This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value and the financial instruments for which the fair value is disclosed in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.
An explanation of each level is included in Note 2.7.18 of these consolidated financial statements for the year ended December 31, 2022.
Assets and liabilities measured at fair value
As at December 31, 2022, the Group has recorded the following financial instruments at fair value in the consolidated statement of financial position:
•preference share derivatives;
•interest rate cap derivatives;
•warrant liabilities;
•investment in equity securities.
Preference share derivatives, interest rate cap derivatives and the investment in equity securities are presented within non-current other financial assets. Warrant liabilities are presented as a separate line in the consolidated statement of financial position as at December 31, 2022. During the year ended December 31, 2022 the Group terminated the interest rate cap related to the old facility and entered into two new interest rate caps related to the renewed facility.
As at December 31, 2021, the Group had its interest rate cap derivative and purchase options to acquire Mega-E and MOMA recorded at fair value in the consolidated statement of financial position, which were presented within non-current other financial assets. The Group did not have any other assets and liabilities that were measured at fair value as at December 31, 2021.
The interest rate caps qualify for the level 2 category in the fair value hierarchy due to the fact that they are not traded in an active market and the fair value is determined using valuation techniques which maximize the use of observable market data. Since all significant inputs required to fair value the instruments are observable, the instruments are included in level 2.
The investment in equity securities qualified for the level 2 category in the fair value hierarchy at the time of acquisition due to the fact that the investee is not a public company traded in an active market and the fair value was determined using valuation techniques which maximize the usage of observable market data. During the year ended December 31, 2022, the investment in equity securities qualified for and was transferred into the level 3 category in the fair value hierarchy due to the fact that the securities were not traded in an active market at the time and there was no longer observable market data. Therefore, as at December 31, 2022, the fair value of these securities was determined using valuation techniques which use unobservable inputs that were significant to fair value.
The preference share derivatives and purchase options qualified for the level 3 category in the fair value hierarchy before being derecognized in 2022, due to the fact that they were not traded in an active market and the fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value.
The Public Warrants and Private Placement Warrants qualified for the level 3 category in the fair value hierarchy at the time of their issuance due to the fact that they were not traded in an active market at the time and their fair value was determined using valuation techniques which use unobservable inputs that were significant to the fair value. As at December 31, 2022, the Public Warrants qualify for the level 1 category in the fair value hierarchy due to the fact that their fair value is determined based on quoted market inputs.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the year ended December 31, 2022, transfers of €20,568 thousand from level 3 to level 1 occurred with respect to the warrants and transfers of €41,984 thousand from level 2 to level 3 occurred with respect to the investment in equity securities.
The fair values of the Group’s assets and liabilities measured at fair value are disclosed in the table in Note 30.
Fair value of assets and liabilities not measured at fair value
The Group has determined the fair value of assets and liabilities not measured at fair value, but for which the fair value is required to be disclosed.
Borrowings:
For the shareholder loans and the renewed facility, the fair value differs from its carrying amount because the interest payable on the loans is (partially) fixed. The borrowings qualify for the level 3 category in the fair value category due to the use of unobservable inputs, including own credit risk.
The fair values of the Group’s assets and liabilities not measured at fair value are disclosed in the table in Note 30.
Specific valuation techniques to determine fair values
Specific valuation techniques used to value financial instruments include:
•preference share derivatives: option pricing model;
•interest rate cap derivatives: option pricing model;
•investment in equity securities: discounted cash flow analysis;
•purchase options: option pricing model, i.e. Black-Scholes pricing model;
•borrowings: discounted cash flow analysis using a market interest rate;
•warrants valuation as of issuance: binomial tree framework.
Financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2022 have been as follows:

(in €‘000)	Purchase options	Investment in equity securities
Carrying amount at January 1, 2021	—	—
Movements during the year ended December 31, 2021
Option premium paid for purchase options	1,500	—
Fair Value gain recognized as a share premium contribution	26,000	—
Fair value gains/(losses) recognized in other income/(expenses)	2,900	—
Carrying amount at December 31, 2021	30,400	—
Carrying amount at January 1, 2022	30,400	—
Movements during the year ended December 31, 2022
Fair value gain on purchase options	3,856	—
Derecognition of substantive purchase option	(34,256)	—
Exercise of purchase option	—	—
Transfer of investment in equity securities from level 2	—	41,984
Fair value loss on investment in equity securities from level 3 classification	—	(10,595)
Carrying amount at December 31, 2022	—	31,389

(in €‘000)	Warrant liabilities	Preference shares derivatives
Carrying amount at January 1, 2021	—	—
Movements during the year ended December 31, 2021
Change in fair value of private placement warrant liabilities	—	—
Change in fair value of public warrant liabilities	—	—
Carrying amount at December 31, 2021	—	—
Carrying amount at January 1, 2022	—	—
Movements in the year ended December 31, 2022
Public warrants assumed as part of the SPAC Transaction	21,260	—
Private placement warrants assumed as part of the SPAC Transaction	20,993	—
Change in fair value of private placement warrant liabilities	(7,139)	—
Transfer of private placement warrant liabilities into level 1	(13,854)	—
Change in fair value of public warrant liabilities	(14,546)	—
Transfer of public warrant liabilities into level 1	(6,714)	—
Preference shares derivatives acquired as part of MOMA acquisition	—	255
Sale of preference shares derivatives	—	(186)
Fair value gains/(losses) recognized in other income/(expenses)	—	(69)
Carrying amount at December 31, 2022	—	—
The Group’s engages with third party valuation specialists to perform its fair value measurements for financial reporting purposes on a periodic basis. Involvement of external valuers is determined annually by the Group’s finance team after discussion with and approval by the Group’s Executive Board. Selection criteria for valuation specialist include market knowledge, reputation, independence and whether professional standards are maintained.
The Group works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. At each reporting date, the Group analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Group’s accounting policies.
Valuation inputs to the fair value of purchase options
Inputs to the fair value of the purchase options are the spot price per share, the exercise price, the risk-free rate, volatility, time to expiration and dividend yield. The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options at the time of their derecognition or exercise in 2022, using a Black-Scholes pricing model.

	June 7, 2022	March 16, 2022
Purchase option	MOMA	Mega-E
Parameters
Spot price per share (in €)	253	437,000
Volatility	N/A	100.00%
Given that all purchase options have either been exercised or have become substantive during the year ended December 31, 2022, changes to significant unobservable input parameters and the result of these changes on the fair value of the options have not been disclosed.
Further details and background on the purchase options are disclosed in Note 19.
Valuation inputs to the fair value of warrant liabilities
The fair value of the Public Warrants and the Private Placement Warrants have been estimated using a binomial tree framework at the time of their issuance (March 16, 2022) as there was no observable trade price available.
For Public Warrants, subsequent to their listing on an active market, their fair value as of December 31, 2022, is based on the observable listed quoted price (Level 1) for such warrants. For Private Placement Warrants, these were exercised on April 15, 2022 with the fair value on that date being determined based on the spot price per underlying ordinary share of Allego, which is a quoted market input.
Upon issuance, the estimated fair value of both the Public Warrants and Private Placement Warrants was determined using Level 3 inputs as no observable market inputs were available. Inputs to the binomial framework tree are the spot price per share, risk-free interest rate, the warrants key contractual terms and assumptions related to the Groups expected stock-price volatility and dividend yield.
Valuation inputs to the fair value of investments in equity securities
The Group used a third party valuation report to determine the fair value of investment in equity securities. Inputs to the fair value of the investments in equity securities are the earnings growth factor and risk-adjusted discount rate. The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the, using the DCF (“Discounted Cash Flows”) methodology.

In %	December 31, 2022
Growth factor	3.0%
Discount rate	11.9%
An increase or decrease of 100 basis point in the growth factor would change the fair value of the investment in equity with €1,407 thousand and respectively €(1,122) thousand.
An increase or decrease of 100 basis point in the discount rate would change the fair value of the investment in equity with €(2,537) thousand and respectively €3,115 thousand.
Valuation inputs to the fair value of preference shares derivatives
The fair value of the preference shares derivatives will depend on the future value of shares in Voltalis at the time of a future Triggering Event. A Triggering Event is a majority disposal, public listing or a joint decision of an extraordinary general meeting of the shareholders to convert the shares of Voltalis. To measure the fair value of the instruments, valuation techniques that are based on discounting expected future cash flows, also referred to as the income approach, have been taken into account.

Given that these rights would be derived from the outcomes of a specific Triggering Event scenario, a probability-weighted equity return method was historically applied in order to value the payouts under the economic rights. Under this approach, the payouts were estimated based upon an analysis of future values for Voltalis, assuming various probable Triggering Event scenarios, each with their own probability attached.
The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the preference shares derivatives in 2022.

	June 7, 2022	December 15, 2022
Parameters
Spot price per share (in €)	115	108
Volatility (in %)	27.50	27.50
Discount rate (in %)	(0.1)% - 0.7%	2.3% - 2.5%
Given that the Group has waived certain potential economic rights associated with a portion of the ordinary shares held by the Group in Voltalis on December 15, 2022, changes to significant unobservable input parameters and the result of these changes on the fair value of the preference shares derivatives have not been disclosed.
Further details and background on the preference shares derivatives are disclosed in Note 4 and 7.